COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 681
Contingent fees	500	$ 0	$ 500
Marketing and business development expenses	$ 0	0	312
Royalty percentage	1.00%
Research and development expenses milestone payment	$ 52	0	50
IIA [Member]
Other Commitments [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 60	$ 0	$ 534
Contingent royalty obligations	$ 9,398
IIA [Member] | Minimum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	3.00%
IIA [Member] | Maximum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	5.00%
May 2012 Agreement With Advisor [Member]
Other Commitments [Line Items]
Agreement, start date	May 09, 2012
Agreement termination description	In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Other Commitments [Line Items]
Participation Rights	4.00%